Schedule of Investments
March 31, 2024
(Unaudited)
Shares		Value
Money Market Funds–4.38%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(a)(b)	478,707	$478,707
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(a)(b)	341,341	341,478
Invesco Treasury Portfolio, Institutional Class, 5.21%(a)(b)	547,272	547,272
Total Money Market Funds (Cost $1,367,451)		1,367,457
Shares	Value

Options Purchased–101.50%
(Cost $29,556,485)(c)	$31,667,045
TOTAL INVESTMENTS IN SECURITIES–105.88% (Cost $30,923,936)	33,034,502
OTHER ASSETS LESS LIABILITIES—(5.88)%	(1,833,557)
NET ASSETS–100.00%	$31,200,945

Notes to Schedule of Investments:
(a)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$547,226	$2,943,554	$(3,012,073)	$-	$-	$478,707	$6,064
Invesco Liquid Assets Portfolio, Institutional Class	390,520	2,102,538	(2,151,481)	(46)	(53)	341,478	4,460
Invesco Treasury Portfolio, Institutional Class	625,579	3,364,063	(3,442,370)	-	-	547,272	6,915
Total	$1,563,325	$8,410,155	$(8,605,924)	$(46)	$(53)	$1,367,457	$17,439

(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	12/31/2024	612	USD	14.31	USD	875,772	$ 31,091,235
Equity Risk
S&P 500® Mini Index	Put	12/31/2024	612	USD	476.98	USD	29,191,176	575,810
Total Open Index Options Purchased								$31,667,045

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	12/31/2024	612	USD	546.14	USD	33,423,768	$ (1,535,712)
Equity Risk
S&P 500® Mini Index	Put	12/31/2024	612	USD	429.28	USD	26,271,936	(297,268)
Total Open Index Options Written								$(1,832,980)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco® V.I. S&P 500 Buffer Fund - December

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$1,367,457	$—	$—	$1,367,457
Options Purchased	—	31,667,045	—	31,667,045
Total Investments in Securities	1,367,457	31,667,045	—	33,034,502
Other Investments - Liabilities*
Options Written	—	(1,832,980)	—	(1,832,980)
Total Investments	$1,367,457	$29,834,065	$—	$31,201,522

*	Options written are shown at value.
Invesco® V.I. S&P 500 Buffer Fund - December